CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 768.9	$ 670.1
Share-based payments	69.7	30.2
Other	24.4	19.4
Total employee benefits expense	$ 863.0	$ 719.7